Revenue and Contract Balances - Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of period	$ 1,975	$ 1,585	$ 1,585	$ 2,086
Add: net increase in current period contract liabilities	2,184	1,649	1,936	1,585
Less: revenue recognized from beginning balance	(1,593)	(1,211)	(1,546)	(2,086)
Balance, end of period	$ 2,566	$ 2,023	$ 1,975	$ 1,585